Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Ordinary shares subscribed	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 10,000	$ 9,716,484		$ 15,178,467	$ 77,574,663	$ 5,288,988		$ 107,768,602
Balance (in Shares) at Dec. 31, 2021	20,000,000
Ordinary shares subscribed	$ 1,970	33,748,358						33,750,328
Ordinary shares subscribed (in Shares)	3,940,000
Net income					6,554,887			6,554,887
Currency translation adjustment						(6,133,093)		(6,133,093)
Balance at Jun. 30, 2022	$ 11,970	43,464,842		15,178,467	84,129,550	(844,105)		141,940,724
Balance (in Shares) at Jun. 30, 2022	23,940,000
Balance at Dec. 31, 2022	$ 11,970	42,967,006		15,665,860	83,330,239	(3,852,138)	556,143	138,679,080
Balance (in Shares) at Dec. 31, 2022	23,940,000
Net income					7,062,007		(30,478)	7,031,529
Currency translation adjustment						(6,294,057)	(25,800)	(6,319,857)
Balance at Jun. 30, 2023	$ 11,970	$ 42,967,006		$ 15,665,860	$ 90,392,246	$ (10,146,195)	$ 499,865	$ 139,390,752
Balance (in Shares) at Jun. 30, 2023	23,940,000